Income Taxes, Components of Deferred Income Tax (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components Of Deferred Tax Assets And Liabilities Abstract
Net current deferred income tax asset	$ 31,905	$ 26,757
Noncurrent deferred income tax assets
Net operating loss ("NOL") carryforwards	48,565	33,724
Stock-based compensation	19,079	17,204
Other	36,195	38,998
Gross noncurrent deferred income tax assets	103,839	89,926
Less valuation allowance	(29,262)	(28,252)
Total noncurrent deferred income tax assets	74,577	61,674
Noncurrent deferred income tax liabilities
Licenses/intangibles	267,344	246,599
Property, plant and equipment	482,433	323,334
Partnership investments	120,941	71,566
Other	3,049	3,619
Total noncurrent deferred income tax liabilities	873,767	645,118
Net noncurrent deferred income tax liability	$ 799,190	$ 583,444